Annual Fund Operating Expenses - Pioneer Bond Fund	Nov. 01, 2021
A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.82%
C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.43%
K
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.34%
R
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.08%
Y
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.45%